Note 6 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Year Ended December 31,
	2017	2018	2019

Cayman Islands	2,045	3,305	3,843
U.S.	80,008	23,347	17,251
PRC	11,341	6,742	5,586
BVI	2,498	22,979	13,568
Australia	496	1,101	85

Net loss before income taxes	96,388	57,474	40,333

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2017	2018	2019

Net loss before income taxes	96,388	57,474	40,333

Expected income tax benefit	33,736	12,069	8,470
Tax rate differential	5,796	(2,121)	(3,425)
Non-deductible expenses	(25,299)	(880)	(5,228)
Research tax credits	-	-	2,360
Deemed disposal gain*	(10,506)	-	-
Impact of U.S. statutory tax rate change	(2,943)	-	-
Non-taxable income	227	75	-
Others	74	(143)	(99)
Change in valuation allowance	(1,085)	(9,000)	(2,078)

Total income tax benefit	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2018	2019
Deferred tax assets:
Net operating loss carryforward	13,403	14,345
Intangible asset	191	69
Deferral of tax deduction of R&D expense	2,891	4,149
Share based compensation	2,754	404
Research tax credits	-	2,360
Lease liability obligation	-	519
Total deferred tax assets	19,239	21,846

Deferred tax liabilities:
Right of use lease assets	-	(529)
Total deferred tax liabilities	-	(529)

Total gross deferred tax assets	19,239	21,317
Less: valuation allowance	(19,239)	(21,317)

Net deferred tax assets	-	-

Summary of Income Tax Contingencies [Table Text Block]
	Year Ended December 31,
	2017	2018	2019

Beginning balance, as of January 1	-	219	827
Additions based on tax positions related to prior tax years	219	608	332
Ending balance, as of December 31	219	827	1,159